Trade and Notes Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade and notes receivable	¥ 2,124	¥ 2,660
Individually impaired trade receivables	2,124	2,630
Provision relate to impaired trade and notes receivables	42
Impaired trade and receivables only a portion of the receivables is expected to be recovered	123
Impairment [member]
Disclosure of financial assets [Line Items]
Trade and notes receivable	(88)	(115)
Cost [member]
Disclosure of financial assets [Line Items]
Trade and notes receivable	2,212	2,775
Past due but not impaired [member]
Disclosure of financial assets [Line Items]
Trade and notes receivable	131	267
Individually impaired [member] | Impairment [member]
Disclosure of financial assets [Line Items]
Individually impaired trade receivables	46	66
Individually impaired [member] | Cost [member]
Disclosure of financial assets [Line Items]
Individually impaired trade receivables	¥ 46	¥ 66